Other Long-term Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other Long-term Assets
Copyrights, licenses and domain names		¥ 2,464,971	¥ 820,362
Staff housing loans		98,244	107,203
Non-current deposits		109,805	93,147
Others		287,656	91,867
Total	$ 430,612	¥ 2,960,676	¥ 1,112,579